Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Banks - 8.0%
Citizens Financial Group, Inc.	22,263	$ 718,204
Fifth Third Bancorp	28,951	842,474
First Citizens BancShares, Inc., Class A	545	780,059
Huntington Bancshares, Inc.	80,271	982,517
M&T Bank Corp.	8,756	1,224,614
Regions Financial Corp.	54,387	1,107,863

		5,655,731

Beverages - 1.7%
Constellation Brands, Inc., Class A	2,260	616,528
Keurig Dr. Pepper, Inc.	17,668	600,889

		1,217,417

Building Products - 2.3%
Carlisle Cos., Inc.	2,574	713,513
Fortune Brands Innovations, Inc.	12,320	875,582

		1,589,095

Capital Markets - 6.1%
Ameriprise Financial, Inc.	4,225	1,472,201
Northern Trust Corp.	6,039	483,845
Raymond James Financial, Inc.	8,898	979,403
State Street Corp.	11,329	820,673
T. Rowe Price Group, Inc.	4,544	560,093

		4,316,215

Chemicals - 1.6%
Celanese Corp.	2,041	255,921
RPM International, Inc.	8,441	872,040

		1,127,961

Communications Equipment - 0.7%
Motorola Solutions, Inc.	1,696	486,124

Construction Materials - 1.5%
Martin Marietta Materials, Inc.	2,401	1,071,950

Consumer Finance - 0.7%
Discover Financial Services	4,732	499,463

Consumer Staples Distribution & Retail - 1.7%
Kroger Co.	10,768	523,756
US Foods Holding Corp. (A)	16,392	700,430

		1,224,186

Containers & Packaging - 2.7%
Ball Corp.	7,339	430,726
Packaging Corp. of America	5,207	798,494
Silgan Holdings, Inc.	14,712	645,121

		1,874,341

Distributors - 2.1%
Genuine Parts Co.	3,313	515,900
LKQ Corp.	17,082	935,923

		1,451,823

Diversified REITs - 0.6%
WP Carey, Inc.	6,657	449,547

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 3.4%
Edison International	7,994	$ 575,248
PG&E Corp. (A)	46,618	820,943
Xcel Energy, Inc.	16,337	1,024,820

		2,421,011

Electrical Equipment - 3.7%
Acuity Brands, Inc.	3,691	609,901
AMETEK, Inc.	6,143	974,280
Hubbell, Inc.	3,397	1,059,864

		2,644,045

Electronic Equipment, Instruments & Components - 4.7%
Amphenol Corp., Class A	8,466	747,632
CDW Corp.	4,671	873,804
Jabil, Inc.	6,036	668,004
Teledyne Technologies, Inc. (A)	2,030	780,596
Zebra Technologies Corp., Class A (A)	828	254,991

		3,325,027

Entertainment - 0.7%
Take-Two Interactive Software, Inc. (A)	3,278	501,337

Financial Services - 2.2%
FleetCor Technologies, Inc. (A)	1,640	408,212
MGIC Investment Corp.	34,764	581,949
Voya Financial, Inc.	7,241	537,717

		1,527,878

Food Products - 0.6%
Post Holdings, Inc. (A)	5,107	435,627

Gas Utilities - 0.7%
National Fuel Gas Co.	8,800	467,368

Health Care Equipment & Supplies - 1.6%
Globus Medical, Inc., Class A (A)	6,121	368,913
Zimmer Biomet Holdings, Inc.	5,610	775,021

		1,143,934

Health Care Providers & Services - 5.0%
AmerisourceBergen Corp.	5,640	1,054,116
Henry Schein, Inc. (A)	13,140	1,035,301
Laboratory Corp. of America Holdings	2,676	572,477
Quest Diagnostics, Inc.	4,106	555,172
Universal Health Services, Inc., Class B	2,488	345,732

		3,562,798

Health Care REITs - 0.4%
Ventas, Inc.	6,220	301,794

Hotel & Resort REITs - 0.4%
Host Hotels & Resorts, Inc.	15,780	290,352

Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	3,558	601,017
Expedia Group, Inc. (A)	4,952	606,769

		1,207,786

Household Durables - 1.2%
Mohawk Industries, Inc. (A)	4,411	469,066
Newell Brands, Inc.	33,757	376,728

		845,794

Household Products - 0.6%
Energizer Holdings, Inc.	10,957	391,165

Transamerica Funds	Page 1

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial REITs - 0.4%
Rexford Industrial Realty, Inc.	5,535	$ 304,923

Insurance - 6.0%
Arch Capital Group Ltd. (A)	12,864	999,404
Globe Life, Inc.	4,028	451,821
Hartford Financial Services Group, Inc.	10,803	776,520
Loews Corp.	19,697	1,234,017
RenaissanceRe Holdings Ltd.	1,218	227,474
W.R. Berkley Corp.	9,192	567,054

		4,256,290

Interactive Media & Services - 1.2%
IAC, Inc. (A)	11,923	829,841

IT Services - 0.7%
GoDaddy, Inc., Class A (A)	6,710	517,274

Machinery - 8.3%
Dover Corp.	4,858	709,122
IDEX Corp.	2,965	669,527
ITT, Inc.	9,187	915,025
Lincoln Electric Holdings, Inc.	4,814	966,218
Middleby Corp. (A)	5,652	858,256
Snap-on, Inc.	3,914	1,066,330
Timken Co.	7,415	688,557

		5,873,035

Media - 1.0%
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	21,604	687,655

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	6,586	294,065

Multi-Utilities - 3.2%
CMS Energy Corp.	18,632	1,137,856
WEC Energy Group, Inc.	12,336	1,108,513

		2,246,369

Office REITs - 0.6%
Boston Properties, Inc.	6,641	442,490

Oil, Gas & Consumable Fuels - 3.4%
Coterra Energy, Inc.	23,936	659,198
Diamondback Energy, Inc.	4,947	728,792
Williams Cos., Inc.	29,134	1,003,666

		2,391,656

Passenger Airlines - 0.5%
Southwest Airlines Co.	9,287	317,244

Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC (A)	4,524	590,020

Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A (A)	7,935	661,065

Residential REITs - 3.1%
American Homes 4 Rent, , Class A	17,545	657,587
AvalonBay Communities, Inc.	3,076	580,287
Essex Property Trust, Inc.	1,369	333,420
Mid-America Apartment Communities, Inc.	2,378	355,892
Sun Communities, Inc.	2,187	284,966

		2,212,152

	Shares	Value
COMMON STOCKS (continued)
Retail REITs - 2.4%
Brixmor Property Group, Inc.	19,565	$ 444,908
Federal Realty Investment Trust	3,132	317,960
Kimco Realty Corp.	25,491	516,448
Regency Centers Corp.	5,941	389,314

		1,668,630

Semiconductors & Semiconductor Equipment - 0.6%
Microchip Technology, Inc.	4,307	404,600

Specialized REITs - 2.0%
Rayonier, Inc.	19,839	657,068
Weyerhaeuser Co.	21,234	723,230

		1,380,298

Specialty Retail - 2.3%
AutoZone, Inc. (A)	297	737,071
Bath & Body Works, Inc.	12,114	448,945
Best Buy Co., Inc.	4,885	405,699

		1,591,715

Textiles, Apparel & Luxury Goods - 3.0%
Carter’s, Inc.	7,717	578,852
Ralph Lauren Corp.	5,839	766,836
Tapestry, Inc.	17,645	761,382

		2,107,070

Total Common Stocks (Cost $41,893,579)		68,806,161

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
Fixed Income Clearing Corp., 2.50% (B), dated 07/31/2023, to be repurchased at $1,961,018 on 08/01/2023. Collateralized by a U.S. Government Obligation, 1.50%, due 08/15/2026, and with a value of $2,000,170.	$ 1,960,882	1,960,882

Total Repurchase Agreement (Cost $1,960,882)		1,960,882

Total Investments (Cost $43,854,461)		70,767,043
Net Other Assets (Liabilities) - (0.2)%		(158,825)

Net Assets - 100.0%		$ 70,608,218

Transamerica Funds	Page 2

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$68,806,161	$—	$—	$68,806,161
Repurchase Agreement	—	1,960,882	—	1,960,882

Total Investments	$68,806,161	$1,960,882	$—	$70,767,043

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at July 31, 2023.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 3

Transamerica Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Mid Cap Value (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

SUBSEQUENT EVENT

The Board has approved the liquidation of the Fund effective on or about August 29, 2023.

Transamerica Funds	Page 4